First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 71.5%
	Collateralized Mortgage Obligations — 49.3%
	FARM Mortgage Trust
$3,750,000	Series 2024-1, Class A2 (a) (b)	4.71%	10/01/53	$3,257,583
3,250,000	Series 2024-2, Class A2 (a) (b)	5.20%	08/01/54	2,963,706
	Federal Home Loan Mortgage Corporation
3,932,064	Series 2015-4471, Class JB	3.50%	09/15/43	3,241,748
6,114,776	Series 2015-4499, Class CZ	3.50%	08/15/45	5,182,248
4,703,304	Series 2017-4680, Class YZ	3.50%	05/15/47	4,054,118
4,442,000	Series 2017-4738, Class TY	3.00%	12/15/47	3,442,852
3,266,272	Series 2017-4745, Class CZ	3.50%	01/15/48	2,877,665
4,752,762	Series 2019-4924, Class XB	3.00%	10/25/49	3,367,795
7,679,290	Series 2021-5135, Class BZ	2.50%	08/25/51	4,493,659
3,689,183	Series 2021-5140, Class ZD	2.00%	08/25/51	2,120,741
12,890,401	Series 2021-5179, Class GZ	2.00%	01/25/52	6,904,760
17,461,169	Series 2022-5202, Class ZN	3.00%	05/25/51	11,575,198
6,328,982	Series 2022-5204, Class HZ	2.50%	03/25/52	3,789,974
13,338,822	Series 2022-5213, Class DB	3.00%	04/25/52	11,043,767
7,420,000	Series 2022-5224, Class HL	4.00%	04/25/52	6,562,805
6,073,912	Series 2022-5243, Class ZB	3.50%	06/15/43	4,764,790
22,043,241	Series 2023-5299, Class ZA	3.00%	03/25/52	15,336,775
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
10,000,000	Series 2024-2, Class A2 (a)	3.25%	10/25/34	8,547,800
	Federal National Mortgage Association
1,078,910	Series 2005-74, Class NZ	6.00%	09/25/35	1,117,373
24,270,590	Series 2012-134, Class ZC	2.50%	12/25/42	18,109,629
1,516,608	Series 2013-19, Class ZD	3.50%	03/25/43	1,299,762
6,203,000	Series 2013-95, Class PY	3.00%	09/25/43	4,745,313
4,517,146	Series 2015-89, Class CZ	4.00%	08/25/45	4,048,256
7,394,193	Series 2016-44, Class ZD	3.00%	07/25/46	5,753,989
7,208,539	Series 2016-94, Class MB	2.50%	12/25/46	5,400,591
3,090,648	Series 2018-76, Class ZL	4.00%	10/25/58	2,707,443
2,278,198	Series 2018-84, Class ZM	4.00%	11/25/48	2,055,767
8,401,644	Series 2022-22, Class HZ	2.50%	05/25/52	5,565,449
2,106,199	Series 2023-44, Class PO, PO	(c)	10/25/53	1,584,673
10,628,168	Series 2023-59, Class CZ	2.50%	11/25/49	6,872,102
15,500,000	Series 2024-6, Class AL	2.00%	03/25/44	11,331,332
10,741,953	Series 2024-20, Class QZ	4.00%	10/25/45	9,218,856
10,553,510	Series 2024-20, Class ZA	4.00%	10/25/45	9,074,024
4,788,676	Series 2024-20, Class ZQ	4.00%	10/25/45	4,029,451
13,345,995	Series 2024-26, Class PO, PO	(c)	05/25/54	10,134,274
	Government National Mortgage Association
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,255,923
10,391,151	Series 2014-26, Class MZ	3.00%	02/20/44	8,905,572
7,135,469	Series 2014-94, Class Z	4.50%	01/20/44	6,673,423
2,263,656	Series 2015-164, Class MZ	3.00%	09/20/45	1,682,798
6,000,000	Series 2016-83, Class BP	3.00%	06/20/46	4,839,562
4,777,122	Series 2016-111, Class PB	2.50%	08/20/46	3,381,763
11,008,774	Series 2018-53, Class BZ	3.50%	04/20/48	9,397,589
3,510,000	Series 2022-30, Class AL	3.00%	02/20/52	2,470,514
13,475,374	Series 2022-124, Class MY	3.50%	07/20/52	11,260,284

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$10,147,137	Series 2022-128, Class PN	4.00%	07/20/52	$8,805,934
4,775,400	Series 2022-137, Class JY	4.00%	08/20/52	4,155,965
13,700,000	Series 2023-81, Class YD	4.00%	06/20/53	11,921,212
16,807,148	Series 2023-164, Class AZ	3.00%	01/20/52	11,575,928
5,084,630	Series 2024-1, Class ZE	4.00%	01/20/44	4,457,881
7,579,837	Series 2024-1, Class ZH	5.00%	05/20/46	7,403,662
10,068,800	Series 2024-43, Class EZ	3.50%	04/20/52	7,509,710
19,376,022	Series 2024-59, Class Z	1.25%	07/20/50	10,269,162
				322,543,150
	Commercial Mortgage-Backed Securities — 15.2%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,727,000	Series 2018-K155, Class A3	3.75%	04/25/33	3,437,810
13,065,000	Series 2018-K157, Class A3	3.99%	08/25/33	12,236,000
1,936,000	Series 2019-K095, Class XAM, IO (b)	1.24%	06/25/29	95,073
2,050,000	Series 2019-K1510, Class A3	3.79%	01/25/34	1,895,383
17,194,042	Series 2019-K1511, Class X1, IO (b)	0.77%	03/25/34	823,424
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	416,955
1,800,000	Series 2019-K1514, Class A2	2.86%	10/25/34	1,510,461
9,960,382	Series 2020-K111, Class XAM, IO (b)	1.80%	05/25/30	812,648
7,550,000	Series 2020-K120, Class XAM, IO (b)	1.21%	10/25/30	445,060
7,617,080	Series 2020-K1515, Class X1, IO (b)	1.51%	02/25/35	774,873
18,316,602	Series 2020-K1516, Class X1, IO (b)	1.51%	05/25/35	2,011,275
2,142,000	Series 2020-K1517, Class A2	1.72%	07/25/35	1,596,965
45,414,087	Series 2021-K129, Class X1, IO (b)	1.03%	05/25/31	2,199,613
25,500,000	Series 2021-K131, Class XAM, IO (b)	0.94%	07/25/31	1,335,902
2,570,000	Series 2021-K1519, Class A2	2.01%	12/25/35	1,936,387
186,944,000	Series 2022-K140, Class XAM, IO (b)	0.29%	01/25/32	3,486,571
30,502,250	Series 2022-K143, Class XAM, IO (b)	0.39%	04/25/55	742,565
1,450,000	Series 2022-K145, Class A2	2.58%	05/25/32	1,256,505
6,000,000	Series 2022-K146, Class A2	2.92%	06/25/32	5,317,957
120,835,466	Series 2023-K153, Class X1, IO (b)	0.44%	12/25/32	3,830,400
5,000,000	Series 2023-KG08, Class A2	4.13%	05/25/33	4,762,663
6,000,000	Series 2024-K164, Class A2	5.00%	05/25/34	6,056,980
37,000,000	Series 2024-K165, Class XAM, IO (b)	0.91%	09/25/34	2,664,573
116,051,000	Series 2024-K167, Class XAM, IO (b)	0.37%	11/25/34	3,844,038
	Federal Home Loan Mortgage Corporation Multifamily WI Certificates
15,000,000	Series 2024-K165, Class A2	4.49%	12/25/34	14,572,890
	Federal National Mortgage Association Alternative Credit Enhancement Securities
12,932,824	Series 2024-M3, Class Z (b)	4.54%	04/25/53	10,617,819
	FREMF Mortgage Trust
10,000,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	9,873,170
	Government National Mortgage Association
923,394	Series 2020-159, Class Z (d)	2.50%	10/16/62	334,429
507,907	Series 2020-197, Class Z (b)	2.25%	10/16/62	157,348

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$219,065	Series 2021-4, Class Z (b)	2.00%	09/16/62	$59,479
942,356	Series 2021-28, Class Z (b)	2.00%	10/16/62	286,895
				99,392,111
	Pass-Through Securities — 7.0%
	Federal Home Loan Mortgage Corporation
12,687,212	Pool SD7509	3.00%	11/01/49	11,002,535
17,416,263	Pool SD7550	3.00%	02/01/52	15,134,498
	Federal National Mortgage Association
14,533,266	Pool FM9712	3.50%	11/01/50	13,107,389
7,515,290	Pool FS2459	3.00%	02/01/52	6,539,058
				45,783,480
	Total U.S. Government Agency Mortgage-Backed Securities			467,718,741
	(Cost $483,054,715)
U.S. GOVERNMENT BONDS AND NOTES — 22.7%
6,000,000	U.S. Treasury Bond	3.38%	08/15/42	4,974,609
2,100,000	U.S. Treasury Bond	3.88%	02/15/43	1,859,484
17,500,000	U.S. Treasury Bond	4.38%	08/15/43	16,522,461
13,200,000	U.S. Treasury Bond	4.75%	11/15/43	13,073,672
15,700,000	U.S. Treasury Bond	4.50%	02/15/44	15,024,777
3,000,000	U.S. Treasury Bond	2.50%	05/15/46	2,052,129
13,100,000	U.S. Treasury Bond	2.25%	08/15/46	8,498,625
7,400,000	U.S. Treasury Bond	3.00%	02/15/47	5,507,363
7,000,000	U.S. Treasury Bond	2.75%	08/15/47	4,943,477
10,000,000	U.S. Treasury Bond	2.75%	11/15/47	7,044,141
9,800,000	U.S. Treasury Bond	3.00%	02/15/48	7,216,016
5,300,000	U.S. Treasury Bond	3.00%	08/15/48	3,885,356
18,500,000	U.S. Treasury Bond	3.38%	11/15/48	14,506,963
11,900,000	U.S. Treasury Bond	4.75%	11/15/53	11,764,266
15,000,000	U.S. Treasury Bond	4.25%	02/15/54	13,666,406
4,000,000	U.S. Treasury Bond	4.50%	11/15/54	3,810,312
7,000,000	U.S. Treasury Note	4.25%	01/15/28	7,001,914
7,000,000	U.S. Treasury Note	4.25%	11/15/34	6,837,578
	Total U.S. Government Bonds and Notes			148,189,549
	(Cost $148,681,373)
U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
11,329,000	Tennessee Valley Authority	4.25%	09/15/52	9,705,496
10,000,000	Tennessee Valley Authority	5.38%	04/01/56	10,216,233
	Total U.S. Government Agency Securities			19,921,729
	(Cost $20,965,683)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
19,681	First Trust Intermediate Government Opportunities ETF (e)	391,335
	(Cost $378,560)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
9,390,352	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (f)	$9,390,352
	(Cost $9,390,352)
	Total Investments — 98.7%	645,611,706
	(Cost $662,470,683)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
50	U.S. 2-Year Treasury Futures Call	$10,281,250	$103.00	02/21/25	8,594
100	U.S. 2-Year Treasury Futures Call	20,562,500	103.50	02/21/25	3,125
100	U.S. 2-Year Treasury Futures Call	20,562,500	103.75	02/21/25	1,563
100	U.S. 2-Year Treasury Futures Call	20,562,500	104.00	02/21/25	0
200	U.S. 2-Year Treasury Futures Call	41,193,750	103.50	05/23/25	78,125
100	U.S. 5-Year Treasury Futures Call	10,639,063	108.25	02/21/25	3,125
100	U.S. 5-Year Treasury Futures Call	10,639,063	109.25	02/21/25	781
100	U.S. 5-Year Treasury Futures Call (g)	10,639,063	110.00	02/21/25	0
100	U.S. 10-Year Treasury Futures Call	10,884,375	114.50	02/21/25	1,562
	Total Call Options Purchased				96,875
	(Cost $315,771)
	Put Options Purchased — 0.0%
50	U.S. Treasury Long Bond Futures Put	5,685,938	110.00	05/23/25	70,313
	(Cost $94,662)
	Total Purchased Options				167,188
	(Cost $410,433)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (0.7)%
	Pass-Through Securities — (0.7)%
	Federal National Mortgage Association
$(5,000,000)	Pool TBA	4.50%	02/15/55	(4,705,860)
	(Proceeds $4,711,914)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(50)	U.S. Treasury Long Bond Futures Call	(5,685,938)	120.00	05/23/25	(40,625)
	(Premiums received $47,525)
	Put Options Written — (0.1)%
(300)	3 Month SOFR Futures Put	(72,048,750)	95.63	12/12/25	(86,250)
(100)	3 Month SOFR Futures Put	(24,021,250)	95.00	03/13/26	(20,000)
(250)	3 Month SOFR Futures Put	(60,053,125)	96.00	03/13/26	(220,312)
(100)	3 Month SOFR Futures Put	(24,012,500)	95.00	12/11/26	(56,250)
(100)	3 Month SOFR Futures Put	(24,012,500)	95.75	12/11/26	(108,750)
(100)	U.S. 2-Year Treasury Futures Put	(20,596,875)	102.50	05/23/25	(35,938)
(100)	U.S. 2-Year Treasury Futures Put	(20,596,875)	102.75	05/23/25	(53,125)
(75)	U.S. 5-Year Treasury Futures Put	(7,979,297)	108.50	02/21/25	(159,961)
(100)	U.S. 5-Year Treasury Futures Put	(10,646,094)	104.50	05/23/25	(28,125)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(100)	U.S. 5-Year Treasury Futures Put	$(10,646,094)	$105.00	05/23/25	$(39,844)
(50)	U.S. 10-Year Treasury Futures Put	(5,440,625)	106.00	05/23/25	(24,219)
(50)	U.S. 10-Year Treasury Futures Put	(5,440,625)	107.00	05/23/25	(36,719)
(25)	U.S. Treasury Long Bond Futures Put	(2,839,844)	112.00	08/22/25	(77,734)
	Total Put Options Written				(947,227)
	(Premiums received $1,039,924)
	Total Written Options				(987,852)
	(Premiums received $1,087,449)
	Net Other Assets and Liabilities — 2.1%				13,891,349
	Net Assets — 100.0%				$653,976,531
Futures Contracts at January 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	370	Mar-2025	$76,081,250	$(46,182)
U.S. 5-Year Treasury Notes	1,533	Mar-2025	163,096,828	(736,369)
U.S. 10-Year Treasury Notes	1,180	Mar-2025	128,435,625	(1,400,260)
Ultra U.S. Treasury Bond Futures	429	Mar-2025	50,823,094	(902,239)
			$418,436,797	$(3,085,050)

Futures Contracts Short
U.S. Treasury Long Bond Futures	1,400	Mar-2025	$(159,468,750)	$4,506,026
Ultra 10-Year U.S. Treasury Notes	432	Mar-2025	(48,114,000)	938,048
			$(207,582,750)	$5,444,074
		Total	$210,854,047	$2,359,024

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $14,769,089 or 2.3% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Zero coupon security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Investment in an affiliated fund.
(f)	Rate shown reflects yield as of January 31, 2025.
(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$467,718,741	$—	$467,718,741	$—
U.S. Government Bonds and Notes	148,189,549	—	148,189,549	—
U.S. Government Agency Securities	19,921,729	—	19,921,729	—
Exchange-Traded Funds*	391,335	391,335	—	—
Money Market Funds	9,390,352	9,390,352	—	—
Total Investments	645,611,706	9,781,687	635,830,019	—
Purchased Options	167,188	167,188	— **	—
Futures Contracts	5,444,074	5,444,074	—	—
Total	$651,222,968	$15,392,949	$635,830,019	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(4,705,860)	$—	$(4,705,860)	$—
Written Options	(987,852)	(987,852)	—	—
Futures Contracts	(3,085,050)	(3,085,050)	—	—
Total	$(8,778,762)	$(4,072,902)	$(4,705,860)	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2025, and for the fiscal year-to-date period (November 1, 2024 to January 31, 2025) are as follows:

Security Name	Shares at 1/31/2025	Value at 10/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2025	Dividend Income
First Trust Intermediate Government Opportunities ETF	19,681	$396,100	$—	$—	$(4,765)	$—	$391,335	$5,166